Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-3.85%
Alphabet, Inc., Class A	275,474	$93,110,212
Alphabet, Inc., Class C	219,722	74,382,488
AT&T, Inc.	6,507,213	170,554,053
Charter Communications, Inc., Class A(b)(c)	743,982	153,349,570
Comcast Corp., Class A	6,095,221	181,332,825
Electronic Arts, Inc.	780,041	159,065,961
Fox Corp., Class A(c)	1,356,987	98,761,514
Fox Corp., Class B	966,893	63,399,174
Live Nation Entertainment, Inc.(b)(c)	1,143,693	166,350,147
Match Group, Inc.(c)	4,694,875	146,245,356
Meta Platforms, Inc., Class A	244,246	175,002,259
Netflix, Inc.(b)	1,710,897	142,842,790
News Corp., Class A	4,427,131	119,665,351
News Corp., Class B(c)	1,457,928	45,341,561
Omnicom Group, Inc.(c)	2,050,369	157,960,428
Paramount Skydance Corp.(c)	10,777,990	120,821,268
Take-Two Interactive Software, Inc.(b)	645,413	142,184,484
TKO Group Holdings, Inc.(c)	806,353	163,350,991
T-Mobile US, Inc.	812,612	160,255,212
Trade Desk, Inc. (The), Class A(b)	4,046,990	122,745,207
Verizon Communications, Inc.(c)	3,974,746	176,955,692
Walt Disney Co. (The)	1,457,605	164,417,844
Warner Bros. Discovery, Inc.(b)	5,374,815	148,022,405
		3,146,116,792
Consumer Discretionary-9.51%
Airbnb, Inc., Class A(b)	1,243,731	160,901,479
Amazon.com, Inc.(b)	685,095	163,943,233
Aptiv PLC(b)	2,020,381	153,043,861
AutoZone, Inc.(b)	46,386	171,827,196
Best Buy Co., Inc.(c)	2,141,576	139,416,598
Booking Holdings, Inc.	29,969	149,900,143
Carnival Corp.(b)	6,038,046	181,262,141
Carvana Co.(b)(c)	339,172	136,045,281
Chipotle Mexican Grill, Inc.(b)	4,675,219	181,725,763
D.R. Horton, Inc.	1,022,466	152,183,839
Darden Restaurants, Inc.(c)	885,669	176,558,115
Deckers Outdoor Corp.(b)	1,575,440	188,013,010
Domino’s Pizza, Inc.	378,746	155,410,846
DoorDash, Inc., Class A(b)	720,038	147,334,176
eBay, Inc.	1,921,429	175,272,753
Expedia Group, Inc.	578,976	153,336,004
Ford Motor Co.(c)	11,834,561	164,263,707
Garmin Ltd.	754,539	152,145,244
General Motors Co.	1,964,759	165,039,756
Genuine Parts Co.(c)	1,208,670	167,993,043
Hasbro, Inc.	1,931,877	172,535,935
Hilton Worldwide Holdings, Inc.	584,782	174,563,275
Home Depot, Inc. (The)	452,088	169,347,644
Las Vegas Sands Corp.	2,388,065	125,922,667
Lennar Corp., Class A	1,322,339	144,597,770
Lowe’s Cos., Inc.(c)	644,962	172,243,552
lululemon athletica, Inc.(b)	845,495	147,538,877
Marriott International, Inc., Class A	552,725	174,274,192
McDonald’s Corp.	510,758	160,888,770
MGM Resorts International(b)(c)	4,265,339	143,059,470
NIKE, Inc., Class B	2,411,355	149,045,853
Norwegian Cruise Line Holdings Ltd.(b)(c)	8,248,405	181,134,974
NVR, Inc.(b)	20,897	159,563,850
O’Reilly Automotive, Inc.(b)	1,695,164	166,821,089
	Shares	Value
Consumer Discretionary-(continued)
Pool Corp.(c)	659,775	$167,642,230
PulteGroup, Inc.	1,240,941	155,229,310
Ralph Lauren Corp.	443,896	156,877,285
Ross Stores, Inc.	872,551	164,606,746
Royal Caribbean Cruises Ltd.(c)	609,879	197,997,217
Starbucks Corp.	1,892,848	174,047,374
Tapestry, Inc.	1,348,545	171,143,846
Tesla, Inc.(b)	352,071	151,534,879
TJX Cos., Inc. (The)	1,019,921	152,794,365
Tractor Supply Co.(c)	3,002,992	152,792,233
Ulta Beauty, Inc.(b)	263,853	170,807,878
Williams-Sonoma, Inc.(c)	848,571	173,660,055
Wynn Resorts Ltd.(c)	1,283,742	137,938,078
Yum! Brands, Inc.	1,103,372	171,574,346
		7,775,799,948
Consumer Staples-7.37%
Altria Group, Inc.(c)	2,703,038	167,561,326
Archer-Daniels-Midland Co.	2,726,139	183,496,416
Brown-Forman Corp., Class B(c)	5,223,515	142,967,606
Bunge Global S.A.	1,734,323	197,504,703
Campbell’s Co. (The)(c)	5,630,665	157,546,007
Church & Dwight Co., Inc.	1,904,595	183,317,269
Clorox Co. (The)(c)	1,547,049	174,491,657
Coca-Cola Co. (The)	2,260,945	169,141,295
Colgate-Palmolive Co.	2,040,037	184,194,941
Conagra Brands, Inc.(c)	9,098,608	168,415,234
Constellation Brands, Inc., Class A(c)	1,068,767	167,475,789
Costco Wholesale Corp.	181,456	170,614,004
Dollar General Corp.	1,261,378	180,919,447
Dollar Tree, Inc.(b)	1,277,410	150,210,642
Estee Lauder Cos., Inc. (The), Class A(c)	1,479,693	170,579,009
General Mills, Inc.(c)	3,471,553	160,594,042
Hershey Co. (The)(c)	881,155	171,604,936
Hormel Foods Corp.	6,684,735	164,511,328
J.M. Smucker Co. (The)	1,592,782	167,019,120
Kenvue, Inc.	9,162,479	159,427,135
Keurig Dr Pepper, Inc.	5,374,815	147,484,924
Kimberly-Clark Corp.(c)	1,538,139	153,798,519
Kraft Heinz Co. (The)(c)	6,517,376	154,722,506
Kroger Co. (The)(c)	2,591,722	162,889,728
Lamb Weston Holdings, Inc.	2,690,965	123,596,022
McCormick & Co., Inc.	2,468,013	152,597,244
Molson Coors Beverage Co., Class B(c)	3,387,157	162,719,022
Mondelez International, Inc., Class A	2,944,166	172,145,386
Monster Beverage Corp.(b)	2,148,478	173,511,083
PepsiCo, Inc.	1,060,632	162,944,894
Philip Morris International, Inc.	1,060,158	190,234,751
Procter & Gamble Co. (The)	1,134,705	172,214,178
Sysco Corp.	2,156,588	180,829,904
Target Corp.	1,677,809	176,958,515
Tyson Foods, Inc., Class A	2,752,334	179,809,980
Walmart, Inc.	1,402,187	167,056,559
		6,025,105,121
Energy-4.61%
APA Corp.	6,030,475	159,264,845
Baker Hughes Co., Class A	3,303,308	185,117,380
Chevron Corp.	1,047,914	185,376,053
ConocoPhillips	1,639,890	170,925,735
Coterra Energy, Inc.	5,872,679	169,426,789
Devon Energy Corp.	4,131,400	166,123,594
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.(c)	990,305	$162,360,505
EOG Resources, Inc.	1,423,273	159,591,601
EQT Corp.	2,772,316	160,045,803
Expand Energy Corp.	1,360,272	152,908,176
Exxon Mobil Corp.	1,327,250	187,673,150
Halliburton Co.	5,463,966	183,152,140
Kinder Morgan, Inc.	5,968,953	181,993,377
Marathon Petroleum Corp.	829,615	146,169,867
Occidental Petroleum Corp.(c)	3,800,888	172,522,306
ONEOK, Inc.(c)	2,150,709	170,314,646
Phillips 66	1,103,959	158,484,354
SLB Ltd.	3,973,793	192,252,105
Targa Resources Corp.	864,989	173,845,489
Texas Pacific Land Corp.(c)	533,558	185,870,265
Valero Energy Corp.	901,997	163,649,316
Williams Cos., Inc. (The)	2,623,897	176,483,312
		3,763,550,808
Financials-14.75%
Aflac, Inc.	1,480,720	164,285,884
Allstate Corp. (The)	788,582	156,919,932
American Express Co.	422,385	148,751,325
American International Group, Inc.	1,956,514	146,503,768
Ameriprise Financial, Inc.	319,466	168,419,281
Aon PLC, Class A	466,461	163,093,424
Apollo Global Management, Inc.(c)	1,064,854	143,265,457
Arch Capital Group Ltd.(b)(c)	1,729,437	166,095,129
Ares Management Corp., Class A(c)	890,508	133,282,332
Arthur J. Gallagher & Co.(c)	660,004	164,585,197
Assurant, Inc.	711,332	169,389,489
Bank of America Corp.	2,934,259	156,102,579
Bank of New York Mellon Corp. (The)	1,340,324	160,731,654
Berkshire Hathaway, Inc., Class B(b)	323,720	155,557,172
BlackRock, Inc.	146,343	163,749,036
Blackstone, Inc., Class A	1,014,154	144,435,813
Block, Inc., Class A(b)	2,507,845	151,549,073
Brown & Brown, Inc.	2,048,185	147,674,139
Capital One Financial Corp.	667,154	146,060,025
Cboe Global Markets, Inc.	636,856	168,805,051
Charles Schwab Corp. (The)	1,656,111	172,103,055
Chubb Ltd.	535,212	165,680,227
Cincinnati Financial Corp.	976,481	157,106,028
Citigroup, Inc.	1,429,198	165,372,501
Citizens Financial Group, Inc.	2,714,975	170,989,125
CME Group, Inc., Class A	595,532	172,144,480
Coinbase Global, Inc., Class A(b)(c)	576,920	112,349,401
Corpay, Inc.(b)(c)	509,093	160,175,931
Erie Indemnity Co., Class A(c)	577,101	163,325,354
Everest Group Ltd.(c)	502,949	166,616,945
FactSet Research Systems, Inc.	550,402	140,000,253
Fidelity National Information Services, Inc.	2,383,516	131,689,259
Fifth Third Bancorp(c)	3,337,655	167,617,034
Fiserv, Inc.(b)	2,384,564	151,968,264
Franklin Resources, Inc.	6,808,069	181,230,797
Global Payments, Inc.	1,975,799	141,743,820
Globe Life, Inc.(c)	1,176,020	164,901,524
Goldman Sachs Group, Inc. (The)	178,407	166,883,692
Hartford Insurance Group, Inc. (The)	1,219,383	164,689,868
Huntington Bancshares, Inc.(c)	9,037,311	157,972,196
Interactive Brokers Group, Inc., Class A	2,381,075	178,294,896
Intercontinental Exchange, Inc.	989,533	171,961,045
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	5,893,225	$160,826,110
Jack Henry & Associates, Inc.	858,540	153,858,953
JPMorgan Chase & Co.	512,779	156,853,968
KeyCorp	7,732,967	166,413,450
KKR & Co., Inc., Class A	1,121,245	128,113,454
Loews Corp.	1,545,749	163,184,722
M&T Bank Corp.(c)	775,994	171,936,991
Marsh & McLennan Cos., Inc.	876,662	164,979,022
Mastercard, Inc., Class A	294,421	158,631,091
MetLife, Inc.	1,987,850	156,801,608
Moody’s Corp.	330,601	170,444,652
Morgan Stanley	883,129	161,435,981
MSCI, Inc.	294,779	179,585,262
Nasdaq, Inc.	1,726,734	167,303,257
Northern Trust Corp.	1,153,560	172,376,471
PayPal Holdings, Inc.	2,595,364	136,749,729
PNC Financial Services Group, Inc. (The)	767,153	171,305,265
Principal Financial Group, Inc.	1,759,449	166,655,009
Progressive Corp. (The)	711,790	148,052,320
Prudential Financial, Inc.	1,381,951	153,548,576
Raymond James Financial, Inc.	950,549	157,658,057
Regions Financial Corp.	5,795,230	165,164,055
Robinhood Markets, Inc., Class A(b)	1,169,674	116,359,170
S&P Global, Inc.	323,159	170,560,089
State Street Corp.	1,231,361	161,135,900
Synchrony Financial	1,876,093	136,260,635
T. Rowe Price Group, Inc.(c)	1,532,163	161,918,986
Travelers Cos., Inc. (The)	570,145	162,211,954
Truist Financial Corp.	3,202,863	164,691,215
U.S. Bancorp	2,963,291	166,270,258
Visa, Inc., Class A(c)	487,284	156,822,610
W.R. Berkley Corp.(c)	2,348,090	161,032,012
Wells Fargo & Co.	1,749,157	158,281,217
Willis Towers Watson PLC	503,681	159,903,607
		12,051,397,111
Health Care-11.85%
Abbott Laboratories	1,294,277	141,464,476
AbbVie, Inc.	704,612	157,135,522
Agilent Technologies, Inc.	1,106,463	148,100,073
Align Technology, Inc.(b)	964,059	157,170,539
Amgen, Inc.	503,089	171,996,067
Baxter International, Inc.(c)	8,689,440	174,397,061
Becton, Dickinson and Co.	799,642	162,711,154
Biogen, Inc.(b)	894,402	160,893,976
Bio-Techne Corp.(c)	2,608,447	167,175,368
Boston Scientific Corp.(b)	1,711,074	160,036,751
Bristol-Myers Squibb Co.	3,098,743	170,585,802
Cardinal Health, Inc.	800,390	171,987,803
Cencora, Inc.	465,472	167,206,852
Centene Corp.(b)	4,103,048	177,744,039
Charles River Laboratories International, Inc.(b)	814,909	171,522,046
Cigna Group (The)	604,681	165,749,109
Cooper Cos., Inc. (The)(b)	1,966,157	160,005,857
CVS Health Corp.	2,010,093	149,792,130
Danaher Corp.	688,963	150,807,111
DaVita, Inc.(b)(c)	1,336,462	146,128,755
Dexcom, Inc.(b)	2,349,472	171,605,435
Edwards Lifesciences Corp.(b)	1,891,336	153,879,097
Elevance Health, Inc.	465,139	160,817,158
Eli Lilly and Co.	159,868	165,807,096
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.	1,877,795	$148,289,471
Gilead Sciences, Inc.	1,308,392	185,726,244
HCA Healthcare, Inc.	338,424	165,242,287
Henry Schein, Inc.(b)(c)	2,092,110	157,912,463
Hologic, Inc.(b)	2,120,058	158,855,946
Humana, Inc.(c)	618,338	120,699,578
IDEXX Laboratories, Inc.(b)	225,870	151,436,800
Incyte Corp.(b)	1,666,778	166,794,475
Insulet Corp.(b)	537,677	137,543,153
Intuitive Surgical, Inc.(b)	285,609	144,009,770
IQVIA Holdings, Inc.(b)	711,776	163,815,246
Johnson & Johnson	768,681	174,682,757
Labcorp Holdings, Inc.	606,028	164,548,723
McKesson Corp.	195,477	162,482,437
Medtronic PLC	1,574,960	162,157,882
Merck & Co., Inc.	1,624,952	179,183,457
Mettler-Toledo International, Inc.(b)	112,932	155,082,740
Moderna, Inc.(b)(c)	5,465,768	240,876,396
Molina Healthcare, Inc.(b)	988,707	177,561,890
Pfizer, Inc.	6,156,734	162,784,047
Quest Diagnostics, Inc.(c)	883,790	165,295,244
Regeneron Pharmaceuticals, Inc.	218,271	161,837,033
ResMed, Inc.(c)	630,822	162,947,631
Revvity, Inc.(c)	1,533,274	166,820,211
Solventum Corp.(b)	1,938,079	149,173,941
STERIS PLC	613,352	161,066,235
Stryker Corp.	448,773	165,848,550
Thermo Fisher Scientific, Inc.	276,820	160,170,820
UnitedHealth Group, Inc.	483,569	138,750,453
Universal Health Services, Inc., Class B	711,668	143,230,302
Vertex Pharmaceuticals, Inc.(b)	357,247	167,870,365
Viatris, Inc.	13,679,708	179,067,378
Waters Corp.(b)	401,090	148,692,085
West Pharmaceutical Services, Inc.	594,159	137,322,028
Zimmer Biomet Holdings, Inc.(c)	1,704,206	148,385,216
Zoetis, Inc.	1,344,759	167,852,818
		9,688,735,349
Industrials-16.34%
3M Co.(c)	957,583	146,663,412
A.O. Smith Corp.	2,337,321	171,769,720
Allegion PLC	990,005	163,736,927
AMETEK, Inc.	790,577	177,073,436
Automatic Data Processing, Inc.	612,219	151,107,894
Axon Enterprise, Inc.(b)	279,489	135,155,291
Boeing Co. (The)(b)	798,386	186,598,776
Broadridge Financial Solutions, Inc.	699,558	137,889,877
Builders FirstSource, Inc.(b)(c)	1,448,391	165,695,930
C.H. Robinson Worldwide, Inc.	1,001,740	195,289,213
Carrier Global Corp.(c)	2,971,793	177,059,427
Caterpillar, Inc.	257,693	169,397,070
Cintas Corp.	855,794	163,790,414
Comfort Systems USA, Inc.	155,349	177,424,093
Copart, Inc.(b)	4,050,013	164,349,528
CSX Corp.	4,279,772	161,604,191
Cummins, Inc.	302,273	174,961,658
Dayforce, Inc.(b)	2,295,759	159,027,226
Deere & Co.	338,304	178,624,512
Delta Air Lines, Inc.	2,269,356	149,527,867
Dover Corp.	811,167	163,442,039
Eaton Corp. PLC	449,198	157,857,161
EMCOR Group, Inc.	253,008	182,350,456
	Shares	Value
Industrials-(continued)
Emerson Electric Co.(c)	1,158,155	$170,202,459
Equifax, Inc.(c)	737,724	148,577,614
Expeditors International of Washington, Inc.	1,048,320	168,297,293
Fastenal Co.	3,877,310	168,120,162
FedEx Corp.	558,761	180,060,732
Fortive Corp.(c)	2,895,589	152,916,055
GE Vernova, Inc.	219,218	159,233,379
Generac Holdings, Inc.(b)(c)	952,816	160,111,201
General Dynamics Corp.	463,559	162,750,929
General Electric Co.	560,099	171,832,772
Honeywell International, Inc.	826,239	187,985,897
Howmet Aerospace, Inc.	824,881	171,641,238
Hubbell, Inc.(c)	354,494	172,971,802
Huntington Ingalls Industries, Inc.	491,277	206,586,891
IDEX Corp.	899,445	178,584,805
Illinois Tool Works, Inc.(c)	625,648	163,456,796
Ingersoll Rand, Inc.(c)	1,958,828	168,635,503
J.B. Hunt Transport Services, Inc.	800,707	162,319,323
Jacobs Solutions, Inc.	1,173,134	158,678,105
Johnson Controls International PLC	1,369,945	163,379,641
L3Harris Technologies, Inc.	554,650	190,161,752
Leidos Holdings, Inc.	842,471	158,620,440
Lennox International, Inc.	314,174	155,541,264
Lockheed Martin Corp.	338,981	214,988,530
Masco Corp.(c)	2,502,168	165,368,283
Nordson Corp.	671,380	184,313,951
Norfolk Southern Corp.	539,182	157,031,366
Northrop Grumman Corp.	285,884	197,906,058
Old Dominion Freight Line, Inc.(c)	1,008,486	174,669,775
Otis Worldwide Corp.	1,806,998	154,353,769
PACCAR, Inc.	1,398,817	171,928,597
Parker-Hannifin Corp.	178,251	166,814,416
Paychex, Inc.(c)	1,406,071	145,008,102
Paycom Software, Inc.(c)	968,540	130,510,765
Pentair PLC	1,508,674	158,968,979
Quanta Services, Inc.(c)	343,085	162,838,434
Republic Services, Inc.	765,140	164,573,963
Rockwell Automation, Inc.	386,543	162,985,856
Rollins, Inc.	2,699,514	170,987,217
RTX Corp.	908,265	182,497,686
Snap-on, Inc.	455,356	166,710,385
Southwest Airlines Co.(c)	3,983,348	189,288,697
Stanley Black & Decker, Inc.(c)	2,092,648	164,607,692
Textron, Inc.	1,864,476	164,185,757
Trane Technologies PLC	397,921	167,357,614
TransDigm Group, Inc.	121,823	173,907,205
Uber Technologies, Inc.(b)	1,886,297	150,998,075
Union Pacific Corp.(c)	673,774	158,404,267
United Airlines Holdings, Inc.(b)	1,473,481	150,766,576
United Parcel Service, Inc., Class B	1,593,390	169,249,886
United Rentals, Inc.	195,043	152,535,329
Veralto Corp.	1,622,883	160,632,959
Verisk Analytics, Inc.	740,045	160,930,186
W.W. Grainger, Inc.	159,513	172,264,469
Wabtec Corp.	736,432	169,482,460
Waste Management, Inc.	758,518	168,573,040
Xylem, Inc.	1,146,586	158,079,812
		13,354,782,327
Information Technology-13.45%
Accenture PLC, Class A	582,744	153,634,628
Adobe, Inc.(b)	462,373	135,590,882
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Advanced Micro Devices, Inc.(b)	716,483	$169,613,021
Akamai Technologies, Inc.(b)(c)	1,834,840	178,254,706
Amphenol Corp., Class A	1,144,798	164,942,496
Analog Devices, Inc.	563,961	175,324,196
Apple, Inc.	569,360	147,737,533
Applied Materials, Inc.	576,891	185,943,507
AppLovin Corp., Class A(b)	225,224	106,555,727
Arista Networks, Inc.(b)	1,198,871	169,927,976
Autodesk, Inc.(b)	528,901	133,743,196
Broadcom, Inc.	384,038	127,231,789
Cadence Design Systems, Inc.(b)	469,142	139,034,923
CDW Corp.	1,061,255	134,132,019
Cisco Systems, Inc.	1,977,962	154,913,984
Cognizant Technology Solutions Corp., Class A	1,906,567	156,452,888
Corning, Inc.	1,685,155	173,992,254
CrowdStrike Holdings, Inc., Class A(b)	305,109	134,676,638
Datadog, Inc., Class A(b)	1,049,335	135,700,002
Dell Technologies, Inc., Class C(c)	1,128,326	129,125,627
EPAM Systems, Inc.(b)(c)	749,265	156,296,679
F5, Inc.(b)(c)	615,122	169,533,774
Fair Isaac Corp.(b)(c)	90,446	132,337,874
First Solar, Inc.(b)(c)	605,497	136,551,683
Fortinet, Inc.(b)	1,945,032	158,053,300
Gartner, Inc.(b)(c)	687,650	144,138,316
Gen Digital, Inc.	5,765,150	138,305,949
GoDaddy, Inc., Class A(b)	1,236,626	124,305,646
Hewlett Packard Enterprise Co.	6,280,665	135,159,911
HP, Inc.(c)	6,226,011	121,033,654
Intel Corp.(b)	3,891,925	180,857,755
International Business Machines Corp.	507,344	155,602,405
Intuit, Inc.	239,657	119,569,670
Jabil, Inc.	690,555	163,792,740
Keysight Technologies, Inc.(b)	745,690	161,315,118
KLA Corp.	128,013	182,794,883
Lam Research Corp.	943,408	220,248,032
Microchip Technology, Inc.	2,337,825	177,487,674
Micron Technology, Inc.	602,246	249,859,820
Microsoft Corp.	331,547	142,661,359
Monolithic Power Systems, Inc.(c)	162,151	182,282,047
Motorola Solutions, Inc.	427,769	172,194,133
NetApp, Inc.	1,329,256	128,073,816
NVIDIA Corp.	863,637	165,066,940
NXP Semiconductors N.V. (Netherlands)	687,935	155,569,621
ON Semiconductor Corp.(b)(c)	2,880,491	172,512,606
Oracle Corp.	711,496	117,098,012
Palantir Technologies, Inc., Class A(b)	844,222	123,754,503
Palo Alto Networks, Inc.(b)(c)	822,650	145,584,370
PTC, Inc.(b)	903,700	141,094,681
Qnity Electronics, Inc.	1,841,688	177,133,552
QUALCOMM, Inc.	871,005	132,035,648
Roper Technologies, Inc.	358,976	133,262,660
Salesforce, Inc.	601,178	127,624,078
Sandisk Corp.(b)	682,129	393,076,836
Seagate Technology Holdings PLC	531,131	216,536,797
ServiceNow, Inc.(b)	929,159	108,720,895
Skyworks Solutions, Inc.(c)	2,305,819	128,572,467
Super Micro Computer, Inc.(b)(c)	4,547,805	132,386,604
Synopsys, Inc.(b)	333,369	155,054,922
TE Connectivity PLC (Switzerland)	650,477	144,913,266
Teledyne Technologies, Inc.(b)	307,038	190,455,671
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	778,176	$187,579,325
Texas Instruments, Inc.	873,241	188,227,098
Trimble, Inc.(b)	1,924,396	130,089,170
Tyler Technologies, Inc.(b)	347,812	128,481,753
VeriSign, Inc.	655,152	160,007,773
Western Digital Corp.	871,954	218,189,049
Workday, Inc., Class A(b)(c)	711,974	125,043,994
Zebra Technologies Corp., Class A(b)	584,878	137,434,632
		10,994,491,153
Materials-5.63%
Air Products and Chemicals, Inc.	670,301	182,657,022
Albemarle Corp.	1,191,545	203,313,323
Amcor PLC(c)	3,870,697	171,278,342
Avery Dennison Corp.(c)	896,577	166,323,999
Ball Corp.(c)	3,321,187	188,875,905
CF Industries Holdings, Inc.	2,084,678	194,354,530
Corteva, Inc.	2,437,586	177,456,261
CRH PLC	1,268,612	155,290,795
Dow, Inc.(c)	6,452,963	177,779,131
DuPont de Nemours, Inc.(c)	3,874,591	170,172,037
Ecolab, Inc.	616,521	173,852,757
Freeport-McMoRan, Inc.	3,416,839	205,796,213
International Flavors & Fragrances, Inc.(c)	2,427,234	169,445,206
International Paper Co.(c)	4,056,094	163,541,710
Linde PLC	404,319	184,761,653
LyondellBasell Industries N.V., Class A	3,509,262	171,953,838
Martin Marietta Materials, Inc.	254,439	165,881,506
Mosaic Co. (The)	6,682,040	183,756,100
Newmont Corp.	1,681,552	188,922,367
Nucor Corp.	965,490	171,586,883
Packaging Corp. of America	783,252	174,312,733
PPG Industries, Inc.(c)	1,579,496	182,637,122
Sherwin-Williams Co. (The)	486,553	172,551,156
Smurfit WestRock PLC	4,268,636	177,703,317
Steel Dynamics, Inc.(c)	926,511	166,373,580
Vulcan Materials Co.	534,884	160,754,037
		4,601,331,523
Real Estate-6.22%
Alexandria Real Estate Equities, Inc.(c)	3,415,431	186,619,150
American Tower Corp.	879,784	157,727,675
AvalonBay Communities, Inc.(c)	900,274	159,951,682
BXP, Inc.(c)	2,256,689	145,940,078
Camden Property Trust	1,538,282	167,749,652
CBRE Group, Inc., Class A(b)	1,013,402	172,612,763
CoStar Group, Inc.(b)(c)	2,338,814	143,837,061
Crown Castle, Inc.(c)	1,750,081	151,924,532
Digital Realty Trust, Inc.	994,701	165,070,631
Equinix, Inc.	215,892	177,232,220
Equity Residential	2,615,035	162,968,981
Essex Property Trust, Inc.(c)	621,702	156,588,083
Extra Space Storage, Inc.(c)	1,223,535	168,811,124
Federal Realty Investment Trust	1,626,868	164,573,967
Healthpeak Properties, Inc.	9,544,252	164,542,904
Host Hotels & Resorts, Inc.	8,901,086	164,937,124
Invitation Homes, Inc.	5,992,622	160,182,786
Iron Mountain, Inc.	1,856,455	171,035,199
Kimco Realty Corp.	7,911,613	166,776,802
Mid-America Apartment Communities, Inc.	1,202,875	161,546,112
Prologis, Inc.	1,224,078	159,815,624
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Public Storage(c)	592,729	$163,705,822
Realty Income Corp.	2,800,583	171,283,656
Regency Centers Corp.(c)	2,361,139	172,056,199
SBA Communications Corp., Class A	838,515	154,378,997
Simon Property Group, Inc.	873,333	167,077,336
UDR, Inc.(c)	4,505,495	167,379,139
Ventas, Inc.	2,040,791	158,508,237
VICI Properties, Inc.	5,715,755	160,498,400
Welltower, Inc.	830,339	156,402,654
Weyerhaeuser Co.(c)	6,890,831	177,645,623
		5,079,380,213
Utilities-6.20%
AES Corp. (The)	11,497,923	168,444,572
Alliant Energy Corp.	2,448,032	161,349,789
Ameren Corp.	1,622,564	167,578,410
American Electric Power Co., Inc.(c)	1,390,660	166,566,302
American Water Works Co., Inc.	1,233,088	159,228,653
Atmos Energy Corp.	951,313	158,241,404
CenterPoint Energy, Inc.(c)	4,234,894	168,082,943
CMS Energy Corp.	2,266,873	162,058,751
Consolidated Edison, Inc.	1,662,761	177,300,205
Constellation Energy Corp.	438,771	123,154,244
Dominion Energy, Inc.(c)	2,732,884	164,437,630
DTE Energy Co.	1,221,553	164,152,292
Duke Energy Corp.	1,392,529	168,983,394
Edison International	2,760,584	171,929,172
Entergy Corp.(c)	1,700,008	163,013,767
Evergy, Inc.	2,158,274	165,604,364
Eversource Energy	2,346,761	162,231,588
Exelon Corp.	3,666,963	164,206,603
FirstEnergy Corp.	3,574,965	169,238,843
NextEra Energy, Inc.	1,952,132	171,592,403
NiSource, Inc.	3,839,626	170,057,036
NRG Energy, Inc.	944,024	144,086,383
PG&E Corp.	10,523,525	162,272,756
Pinnacle West Capital Corp.	1,832,809	171,477,610
PPL Corp.	4,772,085	172,988,081
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	2,016,940	$166,115,178
Sempra	1,781,384	154,998,222
Southern Co. (The)	1,887,889	168,607,367
Vistra Corp.	960,304	152,064,138
WEC Energy Group, Inc.	1,530,747	169,407,771
Xcel Energy, Inc.	2,125,772	161,686,218
		5,071,156,089
Total Common Stocks & Other Equity Interests (Cost $75,478,985,854)		81,551,846,434
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $97,623,796)	97,623,796	97,623,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $75,576,609,650)		81,649,470,230
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.69%
Invesco Private Government Fund, 3.65%(d)(e)(f)	799,792,152	799,792,152
Invesco Private Prime Fund, 3.80%(d)(e)(f)	2,217,374,809	2,218,040,021
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,017,832,173)		3,017,832,173
TOTAL INVESTMENTS IN SECURITIES-103.59% (Cost $78,594,441,823)		84,667,302,403
OTHER ASSETS LESS LIABILITIES-(3.59)%		(2,931,675,370)
NET ASSETS-100.00%		$81,735,627,033

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Invesco Ltd.	$128,171,783	$62,878,779	$(141,733,167)	$89,146,663	$22,362,052	$160,826,110	$5,259,405
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,360,814	$1,709,228,733	$(1,696,965,751)	$-	$-	$97,623,796	$2,919,112
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	864,508,230	5,079,118,015	(5,143,834,093)	-	-	799,792,152	23,441,353 *
Invesco Private Prime Fund	2,288,058,550	9,495,225,390	(9,565,423,944)	168,661	11,364	2,218,040,021	63,952,966 *
Total	$3,366,099,377	$16,346,450,917	$(16,547,956,955)	$89,315,324	$22,373,416	$3,276,282,079	$95,572,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	965	March-2026	$155,152,700	$1,395,700	$1,395,700

(a)	Futures contracts collateralized by $38,123,563 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Diversified Telecommunication Services-10.07%
AT&T, Inc.	139,799	$3,664,132
Verizon Communications, Inc.	85,413	3,802,586
		7,466,718
Entertainment-31.47%
Electronic Arts, Inc.	16,755	3,416,680
Live Nation Entertainment, Inc.(b)	24,563	3,572,688
Netflix, Inc.(b)	36,777	3,070,512
Take-Two Interactive Software, Inc.(b)	13,859	3,053,138
TKO Group Holdings, Inc.	17,314	3,507,470
Walt Disney Co. (The)	31,330	3,534,024
Warner Bros. Discovery, Inc.(b)	115,465	3,179,906
		23,334,418
Interactive Media & Services-17.82%
Alphabet, Inc., Class A	5,912	1,998,256
Alphabet, Inc., Class C	4,725	1,599,554
Match Group, Inc.	100,849	3,141,447
Meta Platforms, Inc., Class A	5,244	3,757,326
Pinterest, Inc., Class A(b)	122,695	2,715,240
		13,211,823
Media-35.82%
Charter Communications, Inc., Class A(b)	15,987	3,295,240
Comcast Corp., Class A	130,905	3,894,424
EchoStar Corp., Class A(b)(c)	32,791	3,712,597
Fox Corp., Class A	29,163	2,122,483
Fox Corp., Class B	20,773	1,362,086
News Corp., Class A	95,108	2,570,769
News Corp., Class B(c)	31,351	975,016
Omnicom Group, Inc.	44,087	3,396,463
Paramount Skydance Corp.	231,638	2,596,662
Trade Desk, Inc. (The), Class A(b)	86,937	2,636,799
		26,562,539
	Shares	Value
Wireless Telecommunication Services-4.64%
T-Mobile US, Inc.	17,457	$3,442,695
Total Common Stocks & Other Equity Interests (Cost $71,333,961)		74,018,193

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $13,408)	13,408	13,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $71,347,369)		74,031,601
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.38%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,108,700	1,108,700
Invesco Private Prime Fund, 3.80%(d)(e)(f)	2,883,589	2,884,454
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,993,154)		3,993,154
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $75,340,523)		78,024,755
OTHER ASSETS LESS LIABILITIES-(5.22)%		(3,871,587)
NET ASSETS-100.00%		$74,153,168

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,689	$1,386,623	$(1,399,904)	$-	$-	$13,408	$1,044
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,364,647	$44,993,493	$(46,249,440)	$-	$-	$1,108,700	$75,267 *
Invesco Private Prime Fund	6,180,518	86,074,124	(89,370,089)	6	(105)	2,884,454	199,234 *
Total	$8,571,854	$132,454,240	$(137,019,433)	$6	$(105)	$4,006,562	$275,545

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobile Components-1.97%
Aptiv PLC(b)	57,652	$4,367,139
Automobiles-6.18%
Ford Motor Co.	337,706	4,687,359
General Motors Co.	56,044	4,707,696
Tesla, Inc.(b)	10,034	4,318,734
		13,713,789
Broadline Retail-4.36%
Amazon.com, Inc.(b)	19,540	4,675,922
eBay, Inc.	54,811	4,999,860
		9,675,782
Distributors-4.31%
Genuine Parts Co.	34,510	4,796,545
Pool Corp.	18,826	4,783,498
		9,580,043
Hotels, Restaurants & Leisure-37.91%
Airbnb, Inc., Class A(b)	35,498	4,592,376
Booking Holdings, Inc.	860	4,301,582
Carnival Corp.(b)	172,323	5,173,136
Chipotle Mexican Grill, Inc.(b)	133,434	5,186,580
Darden Restaurants, Inc.	25,284	5,040,365
Domino’s Pizza, Inc.	10,814	4,437,309
DoorDash, Inc., Class A(b)	20,554	4,205,760
Expedia Group, Inc.	16,526	4,376,746
Hilton Worldwide Holdings, Inc.	16,693	4,983,027
Las Vegas Sands Corp.	68,134	3,592,706
Marriott International, Inc., Class A	15,784	4,976,695
McDonald’s Corp.	14,585	4,594,275
MGM Resorts International(b)	121,734	4,082,958
Norwegian Cruise Line Holdings Ltd.(b)	235,378	5,168,901
Royal Caribbean Cruises Ltd.	17,387	5,644,690
Starbucks Corp.	54,013	4,966,495
Wynn Resorts Ltd.	36,638	3,936,753
Yum! Brands, Inc.	31,477	4,894,674
		84,155,028
Household Durables-9.82%
D.R. Horton, Inc.	29,170	4,341,663
Garmin Ltd.	21,540	4,343,326
	Shares	Value
Household Durables-(continued)
Lennar Corp., Class A	37,726	$4,125,338
NVR, Inc.(b)	598	4,566,167
PulteGroup, Inc.	35,404	4,428,686
		21,805,180
Leisure Products-2.22%
Hasbro, Inc.	55,122	4,922,946
Specialty Retail-22.76%
AutoZone, Inc.(b)	1,328	4,919,297
Best Buy Co., Inc.	61,098	3,977,480
Carvana Co.(b)	9,687	3,885,553
Home Depot, Inc. (The)	12,894	4,829,963
Lowe’s Cos., Inc.	18,395	4,912,569
O’Reilly Automotive, Inc.(b)	48,363	4,759,403
Ross Stores, Inc.	24,909	4,699,083
TJX Cos., Inc. (The)	29,092	4,358,272
Tractor Supply Co.	85,675	4,359,144
Ulta Beauty, Inc.(b)	7,536	4,878,505
Williams-Sonoma, Inc.	24,208	4,954,167
		50,533,436
Textiles, Apparel & Luxury Goods-10.45%
Deckers Outdoor Corp.(b)	44,964	5,366,004
lululemon athletica, Inc.(b)	24,139	4,212,256
NIKE, Inc., Class B	68,836	4,254,753
Ralph Lauren Corp.	12,662	4,474,877
Tapestry, Inc.	38,462	4,881,212
		23,189,102
Total Common Stocks & Other Equity Interests (Cost $211,045,567)		221,942,445

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $47,521)	47,521	47,521
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $211,093,088)		221,989,966
OTHER ASSETS LESS LIABILITIES-(0.00)%		(1,544)
NET ASSETS-100.00%		$221,988,422

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,183	$1,897,716	$(1,864,378)	$-	$-	$47,521	$3,350
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,832,009	$31,331,543	$(35,163,552)	$-	$-	$-	$47,895 *
Invesco Private Prime Fund	9,939,498	68,227,650	(78,167,040)	1	(109)	-	126,982 *
Total	$13,785,690	$101,456,909	$(115,194,970)	$1	$(109)	$47,521	$178,227

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Beverages-18.65%
Brown-Forman Corp., Class B(b)	219,555	$6,009,220
Coca-Cola Co. (The)	95,028	7,109,045
Constellation Brands, Inc., Class A	44,929	7,040,374
Keurig Dr Pepper, Inc.	225,951	6,200,095
Molson Coors Beverage Co., Class B	142,413	6,841,521
Monster Beverage Corp.(c)	90,346	7,296,343
PepsiCo, Inc.	44,565	6,846,521
		47,343,119
Consumer Staples Distribution & Retail-19.70%
Costco Wholesale Corp.	7,632	7,175,988
Dollar General Corp.	53,002	7,602,077
Dollar Tree, Inc.(c)	53,692	6,313,642
Kroger Co. (The)	108,948	6,847,382
Sysco Corp.	90,692	7,604,524
Target Corp.	70,509	7,436,584
Walmart, Inc.	58,935	7,021,516
		50,001,713
Food Products-35.67%
Archer-Daniels-Midland Co.	114,615	7,714,736
Bunge Global S.A.	72,942	8,306,635
Campbell’s Co. (The)	236,789	6,625,356
Conagra Brands, Inc.	382,588	7,081,704
General Mills, Inc.	145,961	6,752,156
Hershey Co. (The)	37,048	7,215,098
Hormel Foods Corp.	281,060	6,916,887
J.M. Smucker Co. (The)	66,939	7,019,223
Kraft Heinz Co. (The)	274,019	6,505,211
Lamb Weston Holdings, Inc.	113,078	5,193,673
McCormick & Co., Inc.	103,758	6,415,357
Mondelez International, Inc., Class A	123,801	7,238,644
Tyson Foods, Inc., Class A	115,705	7,559,008
		90,543,688
Household Products-14.38%
Church & Dwight Co., Inc.	80,089	7,708,566
	Shares	Value
Household Products-(continued)
Clorox Co. (The)	65,090	$7,341,501
Colgate-Palmolive Co.	85,806	7,747,424
Kimberly-Clark Corp.(b)	64,690	6,468,353
Procter & Gamble Co. (The)	47,712	7,241,250
		36,507,094
Personal Care Products-5.46%
Estee Lauder Cos., Inc. (The), Class A	62,192	7,169,494
Kenvue, Inc.	385,233	6,703,054
		13,872,548
Tobacco-5.93%
Altria Group, Inc.	113,684	7,047,271
Philip Morris International, Inc.	44,560	7,995,847
		15,043,118
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $291,532,205)		253,311,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.85%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,014,966	2,014,966
Invesco Private Prime Fund, 3.80%(d)(e)(f)	5,227,983	5,229,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,244,517)		7,244,517
TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $298,776,722)		260,555,797
OTHER ASSETS LESS LIABILITIES-(2.64)%		(6,704,325)
NET ASSETS-100.00%		$253,851,472

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,276	$6,415,094	$(6,444,370)	$-	$-	$-	$3,914
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,166,076	$48,275,120	$(52,426,230)	$-	$-	$2,014,966	$104,121 *
Invesco Private Prime Fund	15,997,189	89,863,121	(100,632,448)	607	1,082	5,229,551	276,749 *
Total	$22,192,541	$144,553,335	$(159,503,048)	$607	$1,082	$7,244,517	$384,784

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Energy Equipment & Services-14.88%
Baker Hughes Co., Class A	473,448	$26,532,026
Halliburton Co.	783,213	26,253,300
SLB Ltd.	569,596	27,557,054
		80,342,380
Oil, Gas & Consumable Fuels-85.03%
APA Corp.	864,151	22,822,228
Chevron Corp.	150,229	26,575,510
ConocoPhillips	234,959	24,489,777
Coterra Energy, Inc.	841,767	24,284,978
Devon Energy Corp.	592,122	23,809,226
Diamondback Energy, Inc.	141,905	23,265,325
EOG Resources, Inc.	204,114	22,887,303
EQT Corp.	397,289	22,935,494
Expand Energy Corp.	194,925	21,911,519
Exxon Mobil Corp.	190,263	26,903,189
Kinder Morgan, Inc.	855,354	26,079,743
Marathon Petroleum Corp.	118,900	20,948,991
Occidental Petroleum Corp.	544,771	24,727,156
ONEOK, Inc.(b)	308,250	24,410,317
Phillips 66	158,161	22,705,593
Targa Resources Corp.	123,948	24,911,069
Texas Pacific Land Corp.	76,465	26,637,347
Valero Energy Corp.	129,230	23,446,199
Williams Cos., Inc. (The)	375,915	25,284,043
		459,035,007
Total Common Stocks & Other Equity Interests (Cost $473,950,237)		539,377,387
	Shares	Value

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $307,346)	307,346	$307,346
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $474,257,583)		539,684,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.46%
Invesco Private Government Fund, 3.65%(c)(d)(e)	2,197,961	2,197,961
Invesco Private Prime Fund, 3.80%(c)(d)(e)	5,709,686	5,711,399
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,909,360)		7,909,360
TOTAL INVESTMENTS IN SECURITIES-101.43% (Cost $482,166,943)		547,594,093
OTHER ASSETS LESS LIABILITIES-(1.43)%		(7,738,569)
NET ASSETS-100.00%		$539,855,524

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$164,089	$11,328,437	$(11,185,180)	$-	$-	$307,346	$6,701
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,780,543	70,210,230	(73,792,812)	-	-	2,197,961	80,629 *
Invesco Private Prime Fund	15,049,714	143,549,385	(152,889,187)	1,052	435	5,711,399	215,541 *
Total	$20,994,346	$225,088,052	$(237,867,179)	$1,052	$435	$8,216,706	$302,871

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Banks-17.74%
Bank of America Corp.	73,548	$3,912,754
Citigroup, Inc.	35,804	4,142,881
Citizens Financial Group, Inc.	68,038	4,285,033
Fifth Third Bancorp	83,648	4,200,803
Huntington Bancshares, Inc.	226,509	3,959,377
JPMorgan Chase & Co.	12,826	3,923,345
KeyCorp	193,835	4,171,329
M&T Bank Corp.	19,440	4,307,321
PNC Financial Services Group, Inc. (The)	19,217	4,291,156
Regions Financial Corp.	145,270	4,140,195
Truist Financial Corp.	80,256	4,126,764
U.S. Bancorp	74,263	4,166,897
Wells Fargo & Co.	43,858	3,968,710
		53,596,565
Capital Markets-34.37%
Ameriprise Financial, Inc.	7,998	4,216,466
Ares Management Corp., Class A	22,310	3,339,138
Bank of New York Mellon Corp. (The)	33,599	4,029,192
BlackRock, Inc.	3,671	4,107,629
Blackstone, Inc., Class A	25,399	3,617,325
Cboe Global Markets, Inc.	15,970	4,233,008
Charles Schwab Corp. (The)	41,514	4,314,135
CME Group, Inc., Class A	14,934	4,316,822
Coinbase Global, Inc., Class A(b)	14,459	2,815,746
FactSet Research Systems, Inc.	13,800	3,510,168
Franklin Resources, Inc.	170,635	4,542,304
Goldman Sachs Group, Inc. (The)	4,476	4,186,895
Interactive Brokers Group, Inc., Class A	59,659	4,467,266
Intercontinental Exchange, Inc.	24,800	4,309,744
Invesco Ltd.(c)	147,697	4,030,651
KKR & Co., Inc., Class A	28,102	3,210,934
Moody’s Corp.	8,287	4,272,446
Morgan Stanley	22,132	4,045,730
MSCI, Inc.	7,390	4,502,136
Nasdaq, Inc.	43,270	4,192,430
Northern Trust Corp.	28,910	4,320,021
Raymond James Financial, Inc.	23,826	3,951,780
Robinhood Markets, Inc., Class A(b)	29,319	2,916,654
S&P Global, Inc.	8,095	4,272,460
State Street Corp.	30,852	4,037,293
T. Rowe Price Group, Inc.	38,407	4,058,852
		103,817,225
Consumer Finance-3.58%
American Express Co.	10,590	3,729,480
Capital One Financial Corp.	16,729	3,662,480
Synchrony Financial	47,043	3,416,733
		10,808,693
Financial Services-13.62%
Apollo Global Management, Inc.	26,680	3,589,527
	Shares	Value
Financial Services-(continued)
Berkshire Hathaway, Inc., Class B(b)	8,110	$3,897,098
Block, Inc., Class A(b)	62,845	3,797,723
Corpay, Inc.(b)	12,765	4,016,252
Fidelity National Information Services, Inc.	59,722	3,299,641
Fiserv, Inc.(b)	59,749	3,807,804
Global Payments, Inc.	49,508	3,551,704
Jack Henry & Associates, Inc.	21,509	3,854,628
Mastercard, Inc., Class A	7,381	3,976,809
PayPal Holdings, Inc.	65,034	3,426,642
Visa, Inc., Class A	12,211	3,929,866
		41,147,694
Insurance-30.68%
Aflac, Inc.	37,106	4,116,911
Allstate Corp. (The)	19,769	3,933,833
American International Group, Inc.	49,057	3,673,388
Aon PLC, Class A	11,696	4,089,389
Arch Capital Group Ltd.(b)	43,341	4,162,470
Arthur J. Gallagher & Co.	16,541	4,124,829
Assurant, Inc.	17,839	4,248,001
Brown & Brown, Inc.	51,316	3,699,884
Chubb Ltd.	13,412	4,151,819
Cincinnati Financial Corp.	24,458	3,935,048
Erie Indemnity Co., Class A	14,463	4,093,174
Everest Group Ltd.	12,608	4,176,778
Globe Life, Inc.	29,482	4,133,966
Hartford Insurance Group, Inc. (The)	30,539	4,124,597
Loews Corp.	38,763	4,092,210
Marsh & McLennan Cos., Inc.	21,983	4,136,981
MetLife, Inc.	49,831	3,930,669
Principal Financial Group, Inc.	44,081	4,175,352
Progressive Corp. (The)	17,851	3,713,008
Prudential Financial, Inc.	34,659	3,850,962
Travelers Cos., Inc. (The)	14,289	4,065,363
W.R. Berkley Corp.	58,847	4,035,727
Willis Towers Watson PLC	12,626	4,008,376
		92,672,735
Total Common Stocks & Other Equity Interests (Cost $245,031,918)		302,042,912

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $13,122)	13,122	13,122
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $245,045,040)		302,056,034
OTHER ASSETS LESS LIABILITIES-0.01%		23,419
NET ASSETS-100.00%		$302,079,453

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$3,717,095	$376,061	$(3,291,076)	$3,234,246	$(5,675)	$4,030,651	$153,278
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	157,209	4,636,687	(4,780,774)	-	-	13,122	5,521
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,814,765	54,483,579	(57,298,344)	-	-	-	33,189 *
Invesco Private Prime Fund	7,363,982	134,070,378	(141,435,213)	-	853	-	90,517 *
Total	$14,053,051	$193,566,705	$(206,805,407)	$3,234,246	$(4,822)	$4,043,773	$282,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-14.57%
AbbVie, Inc.	55,165	$12,302,347
Amgen, Inc.	39,410	13,473,491
Biogen, Inc.(b)	70,015	12,594,998
Gilead Sciences, Inc.	102,438	14,541,074
Incyte Corp.(b)	130,519	13,061,036
Moderna, Inc.(b)(c)	428,100	18,866,367
Regeneron Pharmaceuticals, Inc.	17,107	12,683,985
Vertex Pharmaceuticals, Inc.(b)	27,956	13,136,525
		110,659,823
Health Care Equipment & Supplies-30.64%
Abbott Laboratories	101,355	11,078,101
Align Technology, Inc.(b)	75,531	12,313,819
Baxter International, Inc.	680,734	13,662,331
Becton, Dickinson and Co.	62,649	12,747,819
Boston Scientific Corp.(b)	134,102	12,542,560
Cooper Cos., Inc. (The)(b)	153,843	12,519,743
Dexcom, Inc.(b)	183,994	13,438,922
Edwards Lifesciences Corp.(b)	148,127	12,051,613
GE HealthCare Technologies, Inc.	147,051	11,612,617
Hologic, Inc.(b)	166,116	12,447,072
IDEXX Laboratories, Inc.(b)	17,706	11,871,165
Insulet Corp.(b)	42,111	10,772,415
Intuitive Surgical, Inc.(b)	22,349	11,268,813
Medtronic PLC	123,265	12,691,364
ResMed, Inc.	49,426	12,767,230
Solventum Corp.(b)	151,665	11,673,655
STERIS PLC	47,991	12,602,437
Stryker Corp.	35,134	12,984,121
Zimmer Biomet Holdings, Inc.	133,542	11,627,502
		232,673,299
Health Care Providers & Services-26.14%
Cardinal Health, Inc.	62,708	13,474,695
Cencora, Inc.	36,453	13,094,647
Centene Corp.(b)	321,417	13,923,784
Cigna Group (The)	47,301	12,965,677
CVS Health Corp.	157,410	11,730,193
DaVita, Inc.(b)	104,665	11,444,071
Elevance Health, Inc.	36,426	12,593,925
HCA Healthcare, Inc.	26,502	12,940,132
Henry Schein, Inc.(b)	163,813	12,364,605
Humana, Inc.	48,425	9,452,560
Labcorp Holdings, Inc.	47,448	12,883,081
McKesson Corp.	15,281	12,701,720
Molina Healthcare, Inc.(b)	77,430	13,905,654
Quest Diagnostics, Inc.(c)	69,198	12,942,102
UnitedHealth Group, Inc.	37,827	10,853,701
Universal Health Services, Inc., Class B	55,783	11,226,887
		198,497,434
	Shares	Value
Life Sciences Tools & Services-16.18%
Agilent Technologies, Inc.	86,645	$11,597,433
Bio-Techne Corp.	204,334	13,095,766
Charles River Laboratories International, Inc.(b)	63,792	13,426,940
Danaher Corp.	53,946	11,808,240
IQVIA Holdings, Inc.(b)	55,758	12,832,704
Mettler-Toledo International, Inc.(b)	8,839	12,138,068
Revvity, Inc.	120,086	13,065,357
Thermo Fisher Scientific, Inc.	21,664	12,535,007
Waters Corp.(b)	31,384	11,634,676
West Pharmaceutical Services, Inc.	46,564	10,761,872
		122,896,063
Pharmaceuticals-12.38%
Bristol-Myers Squibb Co.	242,732	13,362,397
Eli Lilly and Co.	12,504	12,968,524
Johnson & Johnson	60,178	13,675,451
Merck & Co., Inc.	127,330	14,040,679
Pfizer, Inc.	482,194	12,749,209
Viatris, Inc.	1,071,601	14,027,257
Zoetis, Inc.	105,276	13,140,550
		93,964,067
Total Common Stocks & Other Equity Interests (Cost $653,658,343)		758,690,686

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $236,160)	236,160	236,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $653,894,503)		758,926,846
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.43%
Invesco Private Government Fund, 3.65%(d)(e)(f)	3,862,071	3,862,071
Invesco Private Prime Fund, 3.80%(d)(e)(f)	14,562,722	14,567,091
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,429,162)		18,429,162
TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $672,323,665)		777,356,008
OTHER ASSETS LESS LIABILITIES-(2.37)%		(17,980,857)
NET ASSETS-100.00%		$759,375,151

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,946	$7,180,270	$(7,076,056)	$-	$-	$236,160	$13,041
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,536,937	75,135,608	(77,810,474)	-	-	3,862,071	204,031 *
Invesco Private Prime Fund	16,935,811	172,517,292	(174,885,675)	512	(849)	14,567,091	551,835 *
Total	$23,604,694	$254,833,170	$(259,772,205)	$512	$(849)	$18,665,322	$768,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Aerospace & Defense-16.14%
Axon Enterprise, Inc.(b)	19,956	$9,650,322
Boeing Co. (The)(b)	57,027	13,328,350
General Dynamics Corp.	33,117	11,627,048
General Electric Co.	39,949	12,255,954
Howmet Aerospace, Inc.	58,895	12,254,872
Huntington Ingalls Industries, Inc.	35,063	14,744,342
L3Harris Technologies, Inc.	39,631	13,587,488
Lockheed Martin Corp.	24,204	15,350,661
Northrop Grumman Corp.	20,410	14,129,027
RTX Corp.	64,863	13,032,923
Textron, Inc.	133,163	11,726,334
TransDigm Group, Inc.	8,675	12,383,909
		154,071,230
Air Freight & Logistics-5.33%
C.H. Robinson Worldwide, Inc.	71,562	13,951,012
Expeditors International of Washington, Inc.	74,863	12,018,506
FedEx Corp.	39,852	12,842,307
United Parcel Service, Inc., Class B	113,802	12,088,048
		50,899,873
Building Products-9.94%
A.O. Smith Corp.	166,835	12,260,704
Allegion PLC	70,684	11,690,427
Builders FirstSource, Inc.(b)	103,404	11,829,418
Carrier Global Corp.	212,192	12,642,399
Johnson Controls International PLC	97,776	11,660,766
Lennox International, Inc.	22,399	11,089,297
Masco Corp.	178,615	11,804,665
Trane Technologies PLC	28,395	11,942,369
		94,920,045
Commercial Services & Supplies-7.43%
Cintas Corp.	61,053	11,684,934
Copart, Inc.(b)	289,142	11,733,382
Republic Services, Inc.	54,577	11,738,967
Rollins, Inc.	192,794	12,211,572
Veralto Corp.	115,924	11,474,157
Waste Management, Inc.	54,174	12,039,630
		70,882,642
Construction & Engineering-3.91%
Comfort Systems USA, Inc.	11,095	12,671,600
EMCOR Group, Inc.	18,055	13,012,780
Quanta Services, Inc.	24,496	11,626,536
		37,310,916
Electrical Equipment-8.68%
AMETEK, Inc.	56,551	12,666,293
Eaton Corp. PLC	32,051	11,263,362
Emerson Electric Co.	82,702	12,153,886
GE Vernova, Inc.	15,678	11,388,029
Generac Holdings, Inc.(b)	68,036	11,432,769
Hubbell, Inc.	25,287	12,338,539
Rockwell Automation, Inc.	27,604	11,639,227
		82,882,105
Ground Transportation-7.22%
CSX Corp.	305,499	11,535,642
J.B. Hunt Transport Services, Inc.	57,192	11,593,962
Norfolk Southern Corp.	38,497	11,211,866
Old Dominion Freight Line, Inc.	72,013	12,472,652
	Shares	Value
Ground Transportation-(continued)
Uber Technologies, Inc.(b)	134,653	$10,778,973
Union Pacific Corp.	48,111	11,310,896
		68,903,991
Industrial Conglomerates-2.50%
3M Co.	68,399	10,475,991
Honeywell International, Inc.	58,993	13,422,087
		23,898,078
Machinery-21.28%
Caterpillar, Inc.	18,433	12,117,117
Cummins, Inc.	21,621	12,514,667
Deere & Co.	24,156	12,754,368
Dover Corp.	57,882	11,662,644
Fortive Corp.	206,771	10,919,576
IDEX Corp.	64,178	12,742,542
Illinois Tool Works, Inc.	44,688	11,675,187
Ingersoll Rand, Inc.(c)	139,925	12,046,143
Nordson Corp.	47,941	13,161,243
Otis Worldwide Corp.	128,978	11,017,301
PACCAR, Inc.	99,861	12,273,915
Parker-Hannifin Corp.	12,741	11,923,537
Pentair PLC	107,672	11,345,399
Snap-on, Inc.	32,497	11,897,477
Stanley Black & Decker, Inc.	149,372	11,749,602
Wabtec Corp.	52,558	12,095,698
Xylem, Inc.	81,834	11,282,454
		203,178,870
Passenger Airlines-3.66%
Delta Air Lines, Inc.	162,040	10,676,815
Southwest Airlines Co.	284,492	13,519,060
United Airlines Holdings, Inc.(b)	105,165	10,760,483
		34,956,358
Professional Services-10.10%
Automatic Data Processing, Inc.	43,688	10,783,072
Broadridge Financial Solutions, Inc.	49,918	9,839,337
Dayforce, Inc.(b)	163,861	11,350,652
Equifax, Inc.	52,653	10,604,314
Jacobs Solutions, Inc.	83,793	11,333,841
Leidos Holdings, Inc.	60,180	11,330,691
Paychex, Inc.	100,376	10,351,777
Paycom Software, Inc.	69,259	9,332,650
Verisk Analytics, Inc.	52,822	11,486,672
		96,413,006
Trading Companies & Distributors-3.69%
Fastenal Co.	276,838	12,003,696
United Rentals, Inc.	13,938	10,900,352
W.W. Grainger, Inc.	11,374	12,283,238
		35,187,286
Total Common Stocks & Other Equity Interests (Cost $850,340,195)		953,504,400

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $920,739)	920,739	920,739
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $851,260,934)		954,425,139
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 3.65%(d)(e)(f)	14,436	$14,436
Invesco Private Prime Fund, 3.80%(d)(e)(f)	33,018	33,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,464)		47,464
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $851,308,398)		954,472,603
OTHER ASSETS LESS LIABILITIES-0.02%		179,077
NET ASSETS-100.00%		$954,651,680

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$291,867	$7,805,602	$(7,176,730)	$-	$-	$920,739	$19,161
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,556,521	42,359,342	(45,901,427)	-	-	14,436	65,871 *
Invesco Private Prime Fund	9,250,913	102,187,825	(111,405,428)	85	(367)	33,028	180,673 *
Total	$13,099,301	$152,352,769	$(164,483,585)	$85	$(367)	$968,203	$265,705

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Chemicals-50.92%
Air Products and Chemicals, Inc.	25,140	$6,850,650
Albemarle Corp.	44,673	7,622,554
CF Industries Holdings, Inc.	78,218	7,292,264
Corteva, Inc.	91,418	6,655,230
Dow, Inc.	242,025	6,667,789
DuPont de Nemours, Inc.	145,294	6,381,312
Ecolab, Inc.	23,118	6,519,045
International Flavors & Fragrances, Inc.	91,011	6,353,478
Linde PLC	15,159	6,927,208
LyondellBasell Industries N.V., Class A	131,583	6,447,567
Mosaic Co. (The)	250,580	6,890,950
PPG Industries, Inc.	59,255	6,851,656
Sherwin-Williams Co. (The)	18,237	6,467,570
		87,927,273
Construction Materials-10.47%
CRH PLC	47,574	5,823,533
Martin Marietta Materials, Inc.	9,551	6,226,774
Vulcan Materials Co.	20,051	6,026,128
		18,076,435
Containers & Packaging-22.63%
Amcor PLC(b)	145,153	6,423,020
Avery Dennison Corp.	33,600	6,233,136
Ball Corp.	124,599	7,085,945
International Paper Co.	152,131	6,133,922
Packaging Corp. of America	29,369	6,536,071
Smurfit WestRock PLC	160,109	6,665,338
		39,077,432
Metals & Mining-15.91%
Freeport-McMoRan, Inc.	128,121	7,716,728
Newmont Corp.	63,045	7,083,106
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.	36,215	$6,436,130
Steel Dynamics, Inc.	34,757	6,241,314
		27,477,278
Total Common Stocks & Other Equity Interests (Cost $171,944,956)		172,558,418

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $95,161)	95,161	95,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $172,040,117)		172,653,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.74%
Invesco Private Government Fund, 3.65%(c)(d)(e)	1,797,239	1,797,239
Invesco Private Prime Fund, 3.80%(c)(d)(e)	4,667,905	4,669,305
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,466,544)		6,466,544
TOTAL INVESTMENTS IN SECURITIES-103.73% (Cost $178,506,661)		179,120,123
OTHER ASSETS LESS LIABILITIES-(3.73)%		(6,440,017)
NET ASSETS-100.00%		$172,680,106

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,716	$3,810,624	$(3,728,179)	$-	$-	$95,161	$4,374
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,713,390	75,280,799	(80,196,950)	-	-	1,797,239	66,217 *
Invesco Private Prime Fund	17,461,329	158,126,845	(170,919,412)	437	106	4,669,305	179,245 *
Total	$24,187,435	$237,218,268	$(254,844,541)	$437	$106	$6,561,705	$249,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
January 31, 2026
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Health Care REITs-13.09%
Alexandria Real Estate Equities, Inc.	66,539	$3,635,691
Healthpeak Properties, Inc.	185,933	3,205,485
Ventas, Inc.	39,780	3,089,713
Welltower, Inc.	16,184	3,048,418
		12,979,307
Hotel & Resort REITs-3.24%
Host Hotels & Resorts, Inc.	173,421	3,213,491
Industrial REITs-3.14%
Prologis, Inc.	23,838	3,112,289
Office REITs-2.87%
BXP, Inc.	43,958	2,842,764
Real Estate Management & Development-6.22%
CBRE Group, Inc., Class A(b)	19,737	3,361,803
CoStar Group, Inc.(b)	45,559	2,801,879
		6,163,682
Residential REITs-22.34%
AvalonBay Communities, Inc.	17,534	3,115,266
Camden Property Trust	29,983	3,269,646
Equity Residential	50,965	3,176,139
Essex Property Trust, Inc.	12,116	3,051,657
Invitation Homes, Inc.	116,772	3,121,315
Mid-America Apartment Communities, Inc.	23,444	3,148,529
UDR, Inc.	87,793	3,261,510
		22,144,062
Retail REITs-16.55%
Federal Realty Investment Trust	31,714	3,208,188
Kimco Realty Corp.	154,142	3,249,313
	Shares	Value
Retail REITs-(continued)
Realty Income Corp.	54,564	$3,337,134
Regency Centers Corp.	46,012	3,352,895
Simon Property Group, Inc.	17,023	3,256,670
		16,404,200
Specialized REITs-32.40%
American Tower Corp.	17,152	3,075,011
Crown Castle, Inc.	34,115	2,961,523
Digital Realty Trust, Inc.	19,386	3,217,107
Equinix, Inc.	4,209	3,455,294
Extra Space Storage, Inc.	23,827	3,287,411
Iron Mountain, Inc.	36,163	3,331,697
Public Storage	11,554	3,191,099
SBA Communications Corp., Class A	16,340	3,008,358
VICI Properties, Inc.	111,385	3,127,691
Weyerhaeuser Co.	134,264	3,461,326
		32,116,517
Total Common Stocks & Other Equity Interests (Cost $113,802,723)		98,976,312

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $90,220)	90,220	90,220
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $113,892,943)		99,066,532
OTHER ASSETS LESS LIABILITIES-0.06%		54,873
NET ASSETS-100.00%		$99,121,405

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,180	$2,478,961	$(2,532,921)	$-	$-	$90,220	$1,936
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,756,205	22,787,111	(25,543,316)	-	-	-	32,067 *
Invesco Private Prime Fund	7,188,297	55,925,038	(63,114,005)	-	670	-	87,611 *
Total	$10,088,682	$81,191,110	$(91,190,242)	$-	$670	$90,220	$121,614

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
January 31, 2026
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communications Equipment-6.05%
Arista Networks, Inc.(b)	444,000	$62,932,560
Cisco Systems, Inc.	732,838	57,395,872
F5, Inc.(b)	227,722	62,762,460
Motorola Solutions, Inc.	158,533	63,815,874
		246,906,766
Electronic Equipment, Instruments & Components-12.73%
Amphenol Corp., Class A	424,360	61,141,789
CDW Corp.	393,000	49,671,270
Corning, Inc.	623,948	64,422,631
Jabil, Inc.	255,568	60,618,174
Keysight Technologies, Inc.(b)	276,556	59,827,359
TE Connectivity PLC (Switzerland)	241,250	53,745,675
Teledyne Technologies, Inc.(b)	113,852	70,622,396
Trimble, Inc.(b)	712,674	48,176,762
Zebra Technologies Corp., Class A(b)	216,608	50,898,548
		519,124,604
IT Services-11.17%
Accenture PLC, Class A	215,871	56,912,230
Akamai Technologies, Inc.(b)	679,795	66,042,084
Cognizant Technology Solutions Corp., Class A	706,315	57,960,209
EPAM Systems, Inc.(b)	277,566	57,900,268
Gartner, Inc.(b)(c)	254,554	53,357,064
GoDaddy, Inc., Class A(b)	458,025	46,040,673
International Business Machines Corp.	188,511	57,816,324
VeriSign, Inc.	242,512	59,228,706
		455,257,558
Semiconductors & Semiconductor Equipment-29.95%
Advanced Micro Devices, Inc.(b)	265,498	62,851,342
Analog Devices, Inc.	208,942	64,955,889
Applied Materials, Inc.	214,082	69,002,910
Broadcom, Inc.	142,619	47,249,675
First Solar, Inc.(b)	224,660	50,665,323
Intel Corp.(b)	1,441,126	66,969,125
KLA Corp.	47,578	67,938,529
Lam Research Corp.	349,473	81,587,967
Microchip Technology, Inc.	865,468	65,706,331
Micron Technology, Inc.	223,436	92,699,128
Monolithic Power Systems, Inc.	60,182	67,653,595
NVIDIA Corp.	319,756	61,114,964
NXP Semiconductors N.V. (Netherlands)	254,665	57,589,943
ON Semiconductor Corp.(b)(c)	1,066,536	63,874,841
Qnity Electronics, Inc.	681,781	65,573,697
QUALCOMM, Inc.	322,658	48,911,726
Skyworks Solutions, Inc.(c)	854,066	47,622,720
Teradyne, Inc.	288,146	69,457,593
Texas Instruments, Inc.	323,497	69,729,778
		1,221,155,076
Software-25.28%
Adobe, Inc.(b)	171,249	50,218,769
AppLovin Corp., Class A(b)	83,571	39,538,276
Autodesk, Inc.(b)	195,795	49,510,682
Cadence Design Systems, Inc.(b)	173,836	51,518,037
CrowdStrike Holdings, Inc., Class A(b)	113,115	49,929,527
Datadog, Inc., Class A(b)	388,653	50,260,606
	Shares	Value
Software-(continued)
Fair Isaac Corp.(b)(c)	33,529	$49,058,627
Fortinet, Inc.(b)	720,176	58,521,502
Gen Digital, Inc.	2,134,632	51,209,822
Intuit, Inc.	88,728	44,268,174
Microsoft Corp.	122,808	52,843,054
Oracle Corp.	263,538	43,373,084
Palantir Technologies, Inc., Class A(b)	312,935	45,873,142
Palo Alto Networks, Inc.(b)(c)	304,559	53,897,806
PTC, Inc.(b)	334,582	52,238,288
Roper Technologies, Inc.	132,892	49,333,497
Salesforce, Inc.(c)	222,408	47,214,994
ServiceNow, Inc.(b)	344,222	40,277,416
Synopsys, Inc.(b)	123,518	57,450,074
Tyler Technologies, Inc.(b)	128,927	47,625,634
Workday, Inc., Class A(b)	263,848	46,339,624
		1,030,500,635
Specialty Retail-1.17%
Dell Technologies, Inc., Class C	418,231	47,862,356
Technology Hardware, Storage & Peripherals-13.56%
Apple, Inc.	211,344	54,839,541
Hewlett Packard Enterprise Co.	2,326,469	50,065,613
HP, Inc.(c)	2,305,514	44,819,192
NetApp, Inc.	492,205	47,423,952
Sandisk Corp.(b)	252,373	145,429,941
Seagate Technology Holdings PLC	196,871	80,262,338
Super Micro Computer, Inc.(b)(c)	1,683,855	49,017,019
Western Digital Corp.	323,173	80,867,580
		552,725,176
Total Common Stocks & Other Equity Interests (Cost $3,240,243,523)		4,073,532,171

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $3,981,325)	3,981,325	3,981,325
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $3,244,224,848)		4,077,513,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.33%
Invesco Private Government Fund, 3.65%(d)(e)(f)	64,346,607	64,346,607
Invesco Private Prime Fund, 3.80%(d)(e)(f)	112,081,797	112,115,422
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $176,462,029)		176,462,029
TOTAL INVESTMENTS IN SECURITIES-104.34% (Cost $3,420,686,877)		4,253,975,525
OTHER ASSETS LESS LIABILITIES-(4.34)%		(177,008,103)
NET ASSETS-100.00%		$4,076,967,422
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,671,599	$85,589,712	$(83,279,986)	$-	$-	$3,981,325	$101,281
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,209,365	576,413,627	(570,276,385)	-	-	64,346,607	1,011,393 *
Invesco Private Prime Fund	204,348,734	1,027,470,751	(1,119,712,974)	797	8,114	112,115,422	2,691,773 *
Total	$264,229,698	$1,689,474,090	$(1,773,269,345)	$797	$8,114	$180,443,354	$3,804,447

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-54.54%
Alliant Energy Corp.	241,579	$15,922,472
American Electric Power Co., Inc.	137,146	16,426,662
Constellation Energy Corp.	43,240	12,136,603
Duke Energy Corp.	137,342	16,666,452
Edison International	272,336	16,961,086
Entergy Corp.	167,751	16,085,643
Evergy, Inc.	212,981	16,342,032
Eversource Energy	231,501	16,003,664
Exelon Corp.	361,755	16,199,389
FirstEnergy Corp.	352,619	16,692,983
NextEra Energy, Inc.	192,644	16,933,408
NRG Energy, Inc.	93,104	14,210,464
PG&E Corp.	1,038,228	16,009,476
Pinnacle West Capital Corp.	180,893	16,924,349
PPL Corp.	470,727	17,063,854
Southern Co. (The)	186,208	16,630,236
Xcel Energy, Inc.	209,815	15,958,529
		273,167,302
Gas Utilities-3.12%
Atmos Energy Corp.	93,865	15,613,504
Independent Power and Renewable Electricity Producers-6.31%
AES Corp. (The)	1,134,538	16,620,982
Vistra Corp.	94,794	15,010,630
		31,631,612
Multi-Utilities-32.78%
Ameren Corp.	160,137	16,538,949
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	417,728	$16,579,624
CMS Energy Corp.	223,631	15,987,380
Consolidated Edison, Inc.	164,099	17,497,876
Dominion Energy, Inc.	269,662	16,225,563
DTE Energy Co.	120,439	16,184,593
NiSource, Inc.	378,823	16,778,071
Public Service Enterprise Group, Inc.	198,968	16,387,004
Sempra	175,777	15,294,357
WEC Energy Group, Inc.	151,040	16,715,597
		164,189,014
Water Utilities-3.14%
American Water Works Co., Inc.	121,637	15,706,986
Total Common Stocks & Other Equity Interests (Cost $453,175,073)		500,308,418

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(b)(c) (Cost $161,245)	161,245	161,245
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $453,336,318)		500,469,663
OTHER ASSETS LESS LIABILITIES-0.08%		404,802
NET ASSETS-100.00%		$500,874,465

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$368,784	$10,338,334	$(10,545,873)	$-	$-	$161,245	$14,522
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,071,590	83,068,141	(87,139,731)	-	-	-	140,550 *
Invesco Private Prime Fund	10,595,028	169,945,857	(180,542,300)	140	1,275	-	361,793 *
Total	$15,035,402	$263,352,332	$(278,227,904)	$140	$1,275	$161,245	$516,865

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Consumer Discretionary-16.55%
Abercrombie & Fitch Co., Class A(b)	70,322	$6,865,537
Chewy, Inc., Class A(b)	228,252	6,644,416
Choice Hotels International, Inc.(c)	82,332	8,463,730
Duolingo, Inc.(b)(c)	59,466	7,972,012
Graham Holdings Co., Class B	7,250	8,458,067
Grand Canyon Education, Inc.(b)	46,907	8,154,313
Texas Roadhouse, Inc.	43,652	7,851,249
Toll Brothers, Inc.	49,105	7,095,181
TopBuild Corp.(b)(c)	17,240	8,069,182
Valvoline, Inc.(b)(c)	244,467	7,998,960
Visteon Corp.	83,976	7,630,059
		85,202,706
Consumer Staples-5.15%
Coca-Cola Consolidated, Inc.	45,117	6,860,491
Maplebear, Inc.(b)	210,396	7,818,316
Pilgrim’s Pride Corp.	272,522	11,819,279
		26,498,086
Energy-11.36%
Matador Resources Co.	169,731	7,678,631
NOV, Inc.(c)	519,771	9,537,798
Permian Resources Corp.	732,466	11,814,677
TechnipFMC PLC (United Kingdom)	217,693	12,129,854
Valaris Ltd.(b)(c)	160,754	9,280,328
Weatherford International PLC	85,641	8,057,105
		58,498,393
Financials-33.41%
Bank OZK(c)	232,732	11,068,734
East West Bancorp, Inc.	94,202	10,780,477
Euronet Worldwide, Inc.(b)(c)	108,401	7,854,736
F.N.B. Corp.	391,446	6,869,877
Hamilton Lane, Inc., Class A	82,075	11,592,273
International Bancshares Corp.	104,165	7,254,051
Kinsale Capital Group, Inc.	31,146	12,330,078
Pinnacle Financial Partners, Inc.	93,250	8,867,143
RenaissanceRe Holdings Ltd. (Bermuda)	49,991	14,082,465
SouthState Bank Corp.	67,785	6,936,439
Texas Capital Bancshares, Inc.(b)	75,090	7,596,855
UMB Financial Corp.	75,796	9,636,703
United Bankshares, Inc.	183,310	7,759,512
Valley National Bancorp	605,523	7,544,817
Voya Financial, Inc.	119,304	9,145,845
Webster Financial Corp.	110,774	7,285,606
Western Alliance Bancorporation	107,514	9,584,873
Wintrust Financial Corp.	58,247	8,590,850
Zions Bancorporation N.A.	120,593	7,224,727
		172,006,061
	Shares	Value
Health Care-11.73%
Doximity, Inc., Class A(b)	147,736	$5,535,668
Exelixis, Inc.(b)	191,185	7,907,411
Halozyme Therapeutics, Inc.(b)	177,449	12,724,868
Lantheus Holdings, Inc.(b)(c)	232,735	15,574,626
Medpace Holdings, Inc.(b)	18,769	10,932,567
United Therapeutics Corp.(b)	16,479	7,736,726
		60,411,866
Industrials-10.17%
Carpenter Technology Corp.	32,909	10,459,468
ExlService Holdings, Inc.(b)	187,562	7,343,052
KBR, Inc.	185,214	7,929,011
MSA Safety, Inc.	58,229	10,315,267
Paylocity Holding Corp.(b)	62,060	8,376,859
Sterling Infrastructure, Inc.(b)	22,103	7,910,885
		52,334,542
Information Technology-11.65%
AppFolio, Inc., Class A(b)	59,543	11,306,025
DocuSign, Inc.(b)	137,511	7,224,828
Dynatrace, Inc.(b)	246,315	9,382,138
Fabrinet (Thailand)(b)(c)	13,292	6,505,637
Manhattan Associates, Inc.(b)	42,511	6,419,586
Qualys, Inc.(b)	50,219	6,623,886
Rambus, Inc.(b)	110,199	12,543,952
		60,006,052
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $485,217,736)		514,957,706
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.35%
Invesco Private Government Fund, 3.65%(d)(e)(f)	9,094,297	9,094,297
Invesco Private Prime Fund, 3.80%(d)(e)(f)	23,596,509	23,603,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,697,885)		32,697,885
TOTAL INVESTMENTS IN SECURITIES-106.37% (Cost $517,915,621)		547,655,591
OTHER ASSETS LESS LIABILITIES-(6.37)%		(32,786,047)
NET ASSETS-100.00%		$514,869,544

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,173	$8,373,415	$(8,574,588)	$-	$-	$-	$14,602
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,002,233	167,482,823	(189,390,759)	-	-	9,094,297	505,024 *
Invesco Private Prime Fund	80,728,791	357,858,843	(414,987,201)	3,515	(360)	23,603,588	1,366,899 *
Total	$111,932,197	$533,715,081	$(612,952,548)	$3,515	$(360)	$32,697,885	$1,886,525

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco S&P 500® Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Real Estate ETF and Invesco S&P 500® Equal Weight Utilities ETF). As of January 31, 2026, all of the securities in Invesco S&P 500® Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Real Estate ETF and Invesco S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,551,846,434	$-	$-	$81,551,846,434
Money Market Funds	97,623,796	3,017,832,173	-	3,115,455,969
Total Investments in Securities	81,649,470,230	3,017,832,173	-	84,667,302,403
Other Investments - Assets*
Futures Contracts	1,395,700	-	-	1,395,700
Total Investments	$81,650,865,930	$3,017,832,173	$-	$84,668,698,103
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,018,193	$-	$-	$74,018,193
Money Market Funds	13,408	3,993,154	-	4,006,562
Total Investments	$74,031,601	$3,993,154	$-	$78,024,755
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$253,311,280	$-	$-	$253,311,280
Money Market Funds	-	7,244,517	-	7,244,517
Total Investments	$253,311,280	$7,244,517	$-	$260,555,797
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$539,377,387	$-	$-	$539,377,387
Money Market Funds	307,346	7,909,360	-	8,216,706
Total Investments	$539,684,733	$7,909,360	$-	$547,594,093

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$758,690,686	$-	$-	$758,690,686
Money Market Funds	236,160	18,429,162	-	18,665,322
Total Investments	$758,926,846	$18,429,162	$-	$777,356,008
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$953,504,400	$-	$-	$953,504,400
Money Market Funds	920,739	47,464	-	968,203
Total Investments	$954,425,139	$47,464	$-	$954,472,603
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$172,558,418	$-	$-	$172,558,418
Money Market Funds	95,161	6,466,544	-	6,561,705
Total Investments	$172,653,579	$6,466,544	$-	$179,120,123
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,073,532,171	$-	$-	$4,073,532,171
Money Market Funds	3,981,325	176,462,029	-	180,443,354
Total Investments	$4,077,513,496	$176,462,029	$-	$4,253,975,525
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$514,957,706	$-	$-	$514,957,706
Money Market Funds	-	32,697,885	-	32,697,885
Total Investments	$514,957,706	$32,697,885	$-	$547,655,591

*	Unrealized appreciation (depreciation).